UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-215

Fidelity Hastings Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Discovery Fund

March 31, 2006

1.799853.102

CII-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.0%
Auto Components - 0.3%
Gentex Corp.	64,400	$ 1,124
Automobiles - 0.7%
Ford Motor Co.	96,700	770
General Motors Corp. (d)	105,100	2,235
		3,005
Hotels, Restaurants & Leisure - 1.3%
Boyd Gaming Corp.	33,700	1,683
Domino's Pizza, Inc.	81,900	2,338
WMS Industries, Inc. (a)	55,000	1,656
		5,677
Leisure Equipment & Products - 0.5%
Marvel Entertainment, Inc. (a)	110,700	2,227
Media - 1.9%
Clear Channel Communications, Inc.	2,800	81
DreamWorks Animation SKG, Inc. Class A (a)	152,500	4,034
Getty Images, Inc. (a)	2,400	180
News Corp. Class B	6,800	119
Omnicom Group, Inc.	8,500	708
Pixar (a)	49,531	3,177
Viacom, Inc. Class A (a)	1,800	70
		8,369
Specialty Retail - 2.3%
Best Buy Co., Inc.	1,700	95
Gamestop Corp.:
Class A (a)	52,545	2,477
Class B (a)	76,855	3,329
Staples, Inc.	105,450	2,691
The Game Group PLC	999,765	1,411
		10,003
TOTAL CONSUMER DISCRETIONARY		30,405
CONSUMER STAPLES - 9.1%
Beverages - 0.9%
Coca-Cola Enterprises, Inc.	65,300	1,328
The Coca-Cola Co.	57,300	2,399
		3,727
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.8%
CVS Corp.	143,100	$ 4,274
Wal-Mart Stores, Inc.	77,300	3,652
		7,926
Food Products - 1.7%
Nestle SA:
(Reg.)	7,209	2,140
sponsored ADR	73,700	5,336
		7,476
Household Products - 1.0%
Colgate-Palmolive Co.	74,600	4,260
Tobacco - 3.7%
Altria Group, Inc.	226,900	16,078
TOTAL CONSUMER STAPLES		39,467
ENERGY - 1.6%
Energy Equipment & Services - 0.0%
Diamond Offshore Drilling, Inc.	400	36
Halliburton Co.	1,000	73
		109
Oil, Gas & Consumable Fuels - 1.6%
Chevron Corp.	45,800	2,655
EOG Resources, Inc.	23,800	1,714
Total SA sponsored ADR	6,800	896
Ultra Petroleum Corp. (a)	27,100	1,689
		6,954
TOTAL ENERGY		7,063
FINANCIALS - 15.8%
Capital Markets - 0.0%
Northern Trust Corp.	1,700	89
Commercial Banks - 2.3%
Bank of America Corp.	114,760	5,226
Boston Private Financial Holdings, Inc.	2,300	78
Uniao de Bancos Brasileiros SA (Unibanco) unit	115,800	1,688
Wachovia Corp.	50,500	2,831
		9,823
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 3.3%
SLM Corp.	278,550	$ 14,468
Insurance - 10.2%
ACE Ltd.	78,700	4,093
AFLAC, Inc.	91,280	4,119
American International Group, Inc.	488,450	32,283
Aspen Insurance Holdings Ltd.	5,900	145
Platinum Underwriters Holdings Ltd.	8,800	256
The St. Paul Travelers Companies, Inc.	82,100	3,431
		44,327
TOTAL FINANCIALS		68,707
HEALTH CARE - 25.3%
Biotechnology - 3.5%
Amgen, Inc. (a)	16,300	1,186
Biogen Idec, Inc. (a)	30,400	1,432
Cephalon, Inc. (a)	10,200	615
Charles River Laboratories International, Inc. (a)	148,400	7,275
Gilead Sciences, Inc. (a)	47,900	2,980
ICOS Corp. (a)	13,600	300
Invitrogen Corp. (a)	19,500	1,368
		15,156
Health Care Equipment & Supplies - 2.4%
Boston Scientific Corp. (a)	152,900	3,524
C.R. Bard, Inc.	40,500	2,746
Inverness Medical Innovations, Inc. (a)	21,800	626
Phonak Holding AG	21,262	1,210
Straumann Holding AG (d)	3,388	772
Syneron Medical Ltd. (a)	56,400	1,647
		10,525
Health Care Providers & Services - 5.3%
Aetna, Inc.	33,900	1,666
Cardinal Health, Inc.	49,200	3,666
Humana, Inc. (a)	88,500	4,660
UnitedHealth Group, Inc.	231,830	12,950
		22,942
Pharmaceuticals - 14.1%
Allergan, Inc.	15,300	1,660
Barr Pharmaceuticals, Inc. (a)	68,400	4,308
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Cipla Ltd.	259,633	$ 3,864
Johnson & Johnson	321,700	19,051
Novartis AG sponsored ADR	49,000	2,717
Pfizer, Inc.	190,100	4,737
Roche Holding AG (participation certificate)	57,056	8,494
Teva Pharmaceutical Industries Ltd. sponsored ADR	54,303	2,236
Wyeth	298,100	14,464
		61,531
TOTAL HEALTH CARE		110,154
INDUSTRIALS - 11.7%
Aerospace & Defense - 3.8%
General Dynamics Corp.	64,400	4,120
Honeywell International, Inc.	234,330	10,022
Raytheon Co.	50,900	2,333
		16,475
Commercial Services & Supplies - 0.2%
Monster Worldwide, Inc. (a)	700	35
Tele Atlas NV (a)	39,100	891
		926
Industrial Conglomerates - 7.2%
3M Co.	7,800	590
General Electric Co.	694,380	24,151
Tyco International Ltd.	248,700	6,685
		31,426
Machinery - 0.5%
Toro Co.	44,100	2,106
TOTAL INDUSTRIALS		50,933
INFORMATION TECHNOLOGY - 16.3%
Communications Equipment - 5.9%
Alcatel SA sponsored ADR (a)	98,400	1,515
CIENA Corp. (a)	2,783,000	14,499
Corning, Inc. (a)	81,800	2,201
CSR PLC (a)	76,200	1,588
Finisar Corp. (a)(d)	412,924	2,044
Harris Corp.	15,300	724
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
NMS Communications Corp. (a)	180,300	$ 680
Sandvine Corp. (e)	47,700	93
Sonus Networks, Inc. (a)	290,200	1,590
Sycamore Networks, Inc. (a)	162,800	765
		25,699
Computers & Peripherals - 1.1%
EMC Corp. (a)	208,300	2,839
NCR Corp. (a)	40,100	1,676
Sun Microsystems, Inc. (a)	39,000	200
		4,715
Electronic Equipment & Instruments - 0.0%
Universal Display Corp. (a)	12,200	175
IT Services - 0.0%
NCI, Inc. Class A	10,903	153
Semiconductors & Semiconductor Equipment - 2.7%
Applied Micro Circuits Corp. (a)	780,745	3,178
ARM Holdings PLC sponsored ADR	30,500	210
ASML Holding NV (NY Shares) (a)	520	11
ATI Technologies, Inc. (a)	284,500	4,888
Exar Corp. (a)	51,128	730
Integrated Device Technology, Inc. (a)	53,200	791
Linear Technology Corp.	18,600	652
Mindspeed Technologies, Inc. (a)	14,696	58
PMC-Sierra, Inc. (a)	88,129	1,083
Teradyne, Inc. (a)	5,000	78
Trident Microsystems, Inc. (a)	2,700	78
		11,757
Software - 6.6%
Activision, Inc. (a)	298,128	4,111
Cadence Design Systems, Inc. (a)	88,233	1,631
Electronic Arts, Inc. (a)	13,600	744
Microsoft Corp.	675,960	18,393
NDS Group PLC sponsored ADR (a)	23,383	1,217
Nintendo Co. Ltd.	15,300	2,288
THQ, Inc. (a)	6,758	175
		28,559
TOTAL INFORMATION TECHNOLOGY		71,058
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 0.4%
Metals & Mining - 0.4%
Alcoa, Inc.	50,900	$ 1,556
TELECOMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	145,600	3,937
Qwest Communications International, Inc. (a)	201,900	1,373
Verizon Communications, Inc.	240,530	8,192
		13,502
Wireless Telecommunication Services - 1.9%
Sprint Nextel Corp.	310,500	8,023
TOTAL TELECOMMUNICATION SERVICES		21,525
TOTAL COMMON STOCKS (Cost $376,285)		400,868
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(f)	6,900	0
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
GeneProt, Inc. Series A (a)(f)	64,000	0
TOTAL PREFERRED STOCKS (Cost $452)		0
Convertible Bonds - 0.7%
	Principal Amount (000s)
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.7%
CIENA Corp. 3.75% 2/1/08	$ 2,960	2,819
TOTAL CONVERTIBLE BONDS (Cost $2,804)		2,819
Money Market Funds - 8.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 4.77% (b)	30,124,621	$ 30,125
Fidelity Securities Lending Cash Central Fund, 4.81% (b)(c)	5,155,976	5,156
TOTAL MONEY MARKET FUNDS (Cost $35,281)		35,281
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $414,822)		438,968
NET OTHER ASSETS - (1.0)%		(4,345)
NET ASSETS - 100%		$ 434,623
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $93,000 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 104
GeneProt, Inc. Series A	7/7/00	$ 348
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 842
Fidelity Securities Lending Cash Central Fund	149
Total	$ 991
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $416,128,000. Net unrealized appreciation aggregated $22,840,000, of which $32,708,000 related to appreciated investment securities and $9,868,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Fifty

March 31, 2006

1.799847.102

FIF-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.9%
	Shares	Value
CONSUMER DISCRETIONARY - 8.0%
Diversified Consumer Services - 2.3%
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	592,800	$ 17,214,912
Universal Technical Institute, Inc. (a)	327,000	9,842,700
		27,057,612
Hotels, Restaurants & Leisure - 1.0%
Carnival Corp. unit	242,800	11,501,436
Household Durables - 0.2%
Garmin Ltd.	32,200	2,557,646
Internet & Catalog Retail - 0.7%
Coldwater Creek, Inc. (a)	272,700	7,581,060
Multiline Retail - 1.6%
Target Corp.	364,900	18,978,449
Specialty Retail - 2.2%
Best Buy Co., Inc.	240,100	13,428,793
Volcom, Inc.	334,200	11,874,126
		25,302,919
TOTAL CONSUMER DISCRETIONARY		92,979,122
CONSUMER STAPLES - 7.6%
Food & Staples Retailing - 1.5%
Walgreen Co.	405,600	17,493,528
Household Products - 2.2%
Colgate-Palmolive Co.	451,300	25,769,230
Personal Products - 3.9%
Avon Products, Inc.	745,800	23,246,586
Herbalife Ltd. (a)	656,000	22,153,120
		45,399,706
TOTAL CONSUMER STAPLES		88,662,464
ENERGY - 8.4%
Energy Equipment & Services - 1.7%
Halliburton Co.	280,500	20,482,110
Oil, Gas & Consumable Fuels - 6.7%
Chesapeake Energy Corp.	343,800	10,798,758
EOG Resources, Inc.	161,400	11,620,800
Peabody Energy Corp.	192,300	9,693,843
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ultra Petroleum Corp. (a)	480,400	$ 29,933,724
Valero Energy Corp.	267,400	15,985,172
		78,032,297
TOTAL ENERGY		98,514,407
FINANCIALS - 12.0%
Capital Markets - 1.3%
TD Ameritrade Holding Corp.	707,650	14,768,656
Commercial Banks - 1.2%
Wells Fargo & Co.	227,100	14,504,877
Consumer Finance - 1.9%
American Express Co.	421,000	22,123,550
Insurance - 6.8%
American International Group, Inc.	622,900	41,167,461
Aon Corp.	483,600	20,074,236
Prudential Financial, Inc.	243,000	18,421,830
		79,663,527
Real Estate - 0.8%
CapitalSource, Inc.	369,300	9,188,184
TOTAL FINANCIALS		140,248,794
HEALTH CARE - 7.4%
Health Care Equipment & Supplies - 2.5%
Alcon, Inc.	57,900	6,036,654
ResMed, Inc. (a)	297,500	13,084,050
St. Jude Medical, Inc. (a)	242,100	9,926,100
		29,046,804
Health Care Providers & Services - 4.9%
Henry Schein, Inc. (a)	617,000	29,529,620
UnitedHealth Group, Inc.	506,900	28,315,434
		57,845,054
TOTAL HEALTH CARE		86,891,858
INDUSTRIALS - 9.9%
Aerospace & Defense - 0.7%
Rockwell Collins, Inc.	146,000	8,227,100
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - 1.3%
Ryanair Holdings PLC sponsored ADR (a)	279,500	$ 15,288,650
Commercial Services & Supplies - 2.2%
Monster Worldwide, Inc. (a)	321,400	16,025,004
Team, Inc. (a)	276,100	9,183,086
		25,208,090
Construction & Engineering - 2.2%
Jacobs Engineering Group, Inc. (a)	295,400	25,622,996
Industrial Conglomerates - 1.4%
3M Co.	210,400	15,925,176
Machinery - 1.4%
Danaher Corp.	251,900	16,008,245
Trading Companies & Distributors - 0.7%
WESCO International, Inc. (a)	127,200	8,650,872
TOTAL INDUSTRIALS		114,931,129
INFORMATION TECHNOLOGY - 31.8%
Communications Equipment - 2.8%
Nice Systems Ltd. sponsored ADR (a)	158,100	8,056,776
QUALCOMM, Inc.	491,000	24,849,510
		32,906,286
Computers & Peripherals - 2.0%
Intermec, Inc. (a)	166,900	5,092,119
Seagate Technology (d)	687,900	18,112,407
		23,204,526
Electronic Equipment & Instruments - 1.4%
Agilent Technologies, Inc. (a)	431,700	16,210,335
Internet Software & Services - 8.2%
eBay, Inc. (a)	283,700	11,081,322
Google, Inc. Class A (sub. vtg.) (a)	174,900	68,210,999
VeriSign, Inc. (a)	677,400	16,250,826
		95,543,147
IT Services - 6.0%
First Data Corp.	383,900	17,974,198
Infosys Technologies Ltd.	552,838	37,038,903
Paychex, Inc.	350,800	14,614,328
		69,627,429
Semiconductors & Semiconductor Equipment - 4.7%
Maxim Integrated Products, Inc.	398,500	14,804,275
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
MEMC Electronic Materials, Inc. (a)	569,500	$ 21,025,940
Q-Cells AG	97,800	9,137,056
SiRF Technology Holdings, Inc. (a)	290,000	10,268,900
		55,236,171
Software - 6.7%
Microsoft Corp.	2,220,100	60,408,921
NAVTEQ Corp. (a)	352,400	17,849,060
		78,257,981
TOTAL INFORMATION TECHNOLOGY		370,985,875
MATERIALS - 5.9%
Chemicals - 1.3%
Monsanto Co.	173,100	14,670,225
Metals & Mining - 4.6%
Carpenter Technology Corp.	388,600	36,730,472
Mittal Steel Co. NV Class A (NY Shares) (d)	451,100	17,029,025
		53,759,497
TOTAL MATERIALS		68,429,722
TELECOMMUNICATION SERVICES - 0.9%
Wireless Telecommunication Services - 0.9%
American Tower Corp. Class A (a)	328,400	9,957,088
TOTAL COMMON STOCKS (Cost $883,686,832)		1,071,600,459
Money Market Funds - 10.2%
	Shares	Value
Fidelity Cash Central Fund, 4.77% (b)	83,311,928	$ 83,311,928
Fidelity Securities Lending Cash Central Fund, 4.81% (b)(c)	35,898,000	35,898,000
TOTAL MONEY MARKET FUNDS (Cost $119,209,928)		119,209,928
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $1,002,896,760)		1,190,810,387
NET OTHER ASSETS - (2.1)%		(24,641,694)
NET ASSETS - 100%		$ 1,166,168,693
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,378,084
Fidelity Securities Lending Cash Central Fund	127,842
Total	$ 1,505,926
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,004,606,912. Net unrealized appreciation aggregated $186,203,475, of which $199,647,696 related to appreciated investment securities and $13,444,221 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Fund

March 31, 2006

1.799854.102

FID-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 0.4%
Johnson Controls, Inc.	515,100	$ 39,112
Hotels, Restaurants & Leisure - 0.6%
Accor SA	239,100	13,782
Starwood Hotels & Resorts Worldwide, Inc. unit	613,100	41,525
		55,307
Household Durables - 1.5%
Fortune Brands, Inc.	716,200	57,747
Garmin Ltd. (d)	705,500	56,038
Koninklijke Philips Electronics NV (NY Shares)	746,000	25,103
		138,888
Media - 3.3%
Grupo Televisa SA de CV (CPO) sponsored ADR	1,419,200	28,242
Lamar Advertising Co. Class A (a)	413,116	21,738
McGraw-Hill Companies, Inc.	3,924,300	226,118
News Corp. Class B (d)	1,334,500	23,434
		299,532
Multiline Retail - 2.1%
Federated Department Stores, Inc.	2,695,200	196,750
Specialty Retail - 3.6%
AutoZone, Inc. (a)	196,800	19,619
Best Buy Co., Inc.	1,209,900	67,670
Circuit City Stores, Inc.	1,581,300	38,710
Staples, Inc.	7,834,650	199,940
		325,939
TOTAL CONSUMER DISCRETIONARY		1,055,528
CONSUMER STAPLES - 8.5%
Beverages - 2.1%
PepsiCo, Inc.	3,011,190	174,017
Pernod Ricard SA	82,900	15,882
		189,899
Food & Staples Retailing - 1.7%
CVS Corp.	3,072,700	91,782
Walgreen Co.	1,492,600	64,376
		156,158
Food Products - 1.8%
Kellogg Co.	703,800	30,995
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Lindt & Spruengli AG (participation certificate)	16,082	$ 29,862
Nestle SA (Reg.)	361,516	107,307
		168,164
Household Products - 1.4%
Colgate-Palmolive Co.	496,500	28,350
Procter & Gamble Co.	1,659,344	95,611
		123,961
Tobacco - 1.5%
Altria Group, Inc.	2,002,500	141,897
TOTAL CONSUMER STAPLES		780,079
ENERGY - 8.3%
Energy Equipment & Services - 3.0%
GlobalSantaFe Corp.	871,300	52,931
Halliburton Co.	1,325,600	96,795
Schlumberger Ltd. (NY Shares)	1,021,000	129,228
		278,954
Oil, Gas & Consumable Fuels - 5.3%
Amerada Hess Corp.	267,300	38,064
Chesapeake Energy Corp.	738,300	23,190
ConocoPhillips	836,692	52,837
EOG Resources, Inc.	513,500	36,972
Exxon Mobil Corp.	905,400	55,103
Kerr-McGee Corp.	209,200	19,974
Occidental Petroleum Corp.	921,100	85,340
Total SA sponsored ADR	356,000	46,896
Ultra Petroleum Corp. (a)	640,300	39,897
Valero Energy Corp.	1,463,600	87,494
		485,767
TOTAL ENERGY		764,721
FINANCIALS - 22.8%
Capital Markets - 5.7%
Charles Schwab Corp.	640,700	11,026
Goldman Sachs Group, Inc.	708,100	111,143
Janus Capital Group, Inc.	1,133,500	26,263
Merrill Lynch & Co., Inc.	2,892,300	227,798
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Nomura Holdings, Inc. sponsored ADR	2,301,800	$ 51,031
TD Ameritrade Holding Corp.	1,770,531	36,951
UBS AG (Reg.)	572,740	62,984
		527,196
Commercial Banks - 4.6%
Bank of America Corp.	3,774,265	171,880
FirstRand Ltd.	6,090,850	19,758
Mizuho Financial Group, Inc.	4,389	35,905
Standard Chartered PLC (United Kingdom)	2,700,362	67,174
Sumitomo Mitsui Financial Group, Inc.	1,796	19,834
Wells Fargo & Co.	1,684,900	107,615
		422,166
Consumer Finance - 2.9%
American Express Co.	4,031,592	211,860
SLM Corp.	1,043,250	54,186
		266,046
Insurance - 5.5%
AFLAC, Inc.	1,494,400	67,442
American International Group, Inc.	4,569,100	301,977
Genworth Financial, Inc. Class A (non-vtg.)	1,190,100	39,785
Hartford Financial Services Group, Inc.	861,400	69,386
Willis Group Holdings Ltd.	813,700	27,877
		506,467
Real Estate - 2.5%
AvalonBay Communities, Inc.	348,100	37,978
Capital & Regional PLC	687,450	13,769
Equity Residential (SBI)	605,000	28,308
Mitsubishi Estate Co. Ltd.	2,712,000	64,278
Mitsui Fudosan Co. Ltd.	3,702,000	85,069
		229,402
Thrifts & Mortgage Finance - 1.6%
Freddie Mac	312,500	19,063
Golden West Financial Corp., Delaware	1,482,500	100,662
Washington Mutual, Inc.	544,900	23,224
		142,949
TOTAL FINANCIALS		2,094,226
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 12.8%
Biotechnology - 1.5%
Amgen, Inc. (a)	252,123	$ 18,342
Biogen Idec, Inc. (a)	1,354,700	63,806
Charles River Laboratories International, Inc. (a)	61,400	3,010
MedImmune, Inc. (a)	999,400	36,558
ONYX Pharmaceuticals, Inc. (a)	749,500	19,682
		141,398
Health Care Equipment & Supplies - 3.7%
Becton, Dickinson & Co.	2,081,900	128,203
C.R. Bard, Inc.	1,437,600	97,484
Conor Medsystems, Inc. (a)	322,359	9,477
Hospira, Inc. (a)	640,100	25,258
St. Jude Medical, Inc. (a)	1,859,100	76,223
		336,645
Health Care Providers & Services - 2.1%
Aetna, Inc.	1,098,800	53,995
Cardinal Health, Inc.	238,800	17,795
Medco Health Solutions, Inc. (a)	472,600	27,042
UnitedHealth Group, Inc.	1,698,500	94,878
		193,710
Pharmaceuticals - 5.5%
Elan Corp. PLC sponsored ADR (a)	584,500	8,440
Johnson & Johnson	2,720,000	161,078
Merck & Co., Inc.	552,300	19,458
Novartis AG sponsored ADR	1,376,300	76,302
Pfizer, Inc.	1,108,400	27,621
Roche Holding AG (participation certificate)	969,901	144,392
Wyeth	1,413,940	68,604
		505,895
TOTAL HEALTH CARE		1,177,648
INDUSTRIALS - 10.0%
Aerospace & Defense - 6.1%
BAE Systems PLC	3,346,369	24,459
EADS NV	834,079	35,142
Goodrich Corp.	784,900	34,229
Hexcel Corp. (a)	997,400	21,913
Honeywell International, Inc.	4,228,900	180,870
Lockheed Martin Corp.	719,030	54,021
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Rolls-Royce Group PLC	5,335,866	$ 42,453
The Boeing Co.	2,159,900	168,321
		561,408
Commercial Services & Supplies - 0.1%
Avery Dennison Corp.	156,500	9,152
Electrical Equipment - 0.5%
ABB Ltd. (Reg.)	3,436,734	43,361
Industrial Conglomerates - 1.9%
General Electric Co.	5,114,526	177,883
Machinery - 1.2%
Illinois Tool Works, Inc.	303,300	29,211
ITT Industries, Inc.	1,455,000	81,800
		111,011
Road & Rail - 0.2%
Laidlaw International, Inc.	564,710	15,360
TOTAL INDUSTRIALS		918,175
INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 6.7%
Cisco Systems, Inc. (a)	4,944,176	107,140
Corning, Inc. (a)	2,149,100	57,832
Harris Corp.	337,400	15,956
Lucent Technologies, Inc. (a)	25,961,000	79,181
Motorola, Inc.	3,465,300	79,390
Nortel Networks Corp. (a)	20,282,600	61,865
QUALCOMM, Inc.	3,834,272	194,053
Tellabs, Inc. (a)	1,501,000	23,866
		619,283
Computers & Peripherals - 2.9%
Apple Computer, Inc. (a)	668,400	41,922
Hewlett-Packard Co.	1,377,200	45,310
NCR Corp. (a)	880,100	36,779
Network Appliance, Inc. (a)	2,124,375	76,541
Sun Microsystems, Inc. (a)	12,894,800	66,150
		266,702
Electronic Equipment & Instruments - 0.9%
Amphenol Corp. Class A	1,626,600	84,876
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 2.1%
Google, Inc. Class A (sub. vtg.) (a)	430,685	$ 167,967
Yahoo!, Inc. (a)	671,920	21,676
		189,643
IT Services - 0.2%
Cognizant Technology Solutions Corp. Class A (a)	246,900	14,688
Office Electronics - 0.4%
Canon, Inc.	521,900	34,471
Semiconductors & Semiconductor Equipment - 1.1%
Applied Materials, Inc.	2,131,200	37,317
Freescale Semiconductor, Inc. Class B (a)	886,797	24,626
Samsung Electronics Co. Ltd.	68,790	44,604
		106,547
Software - 3.0%
Adobe Systems, Inc.	726,800	25,380
Aspen Technology, Inc. (a)(e)	2,218,000	28,058
Citrix Systems, Inc. (a)	1,938,334	73,463
Cognos, Inc. (a)	730,500	28,418
Microsoft Corp.	4,588,200	124,845
		280,164
TOTAL INFORMATION TECHNOLOGY		1,596,374
MATERIALS - 5.5%
Chemicals - 4.6%
Ecolab, Inc.	2,165,600	82,726
Monsanto Co.	2,289,327	194,020
Praxair, Inc.	2,681,276	147,872
Tronox, Inc. Class B (a)	84,357	1,433
		426,051
Metals & Mining - 0.9%
Allegheny Technologies, Inc.	876,900	53,649
Newmont Mining Corp.	456,800	23,703
		77,352
TOTAL MATERIALS		503,403
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	2,484,295	$ 67,175
Verizon Communications, Inc.	3,067,400	104,476
		171,651
UTILITIES - 0.7%
Electric Utilities - 0.7%
E.ON AG	596,767	65,525
TOTAL COMMON STOCKS (Cost $7,879,238)		9,127,330
Nonconvertible Preferred Stocks - 0.0%

HEALTH CARE - 0.0%
Biotechnology - 0.0%
GeneProt, Inc. Series A (a)(f)	710,000	1
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC Series B	224,430,250	398
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,265)		399
Money Market Funds - 1.4%

Fidelity Cash Central Fund, 4.77% (b)	76,374,840	76,375
Fidelity Securities Lending Cash Central Fund, 4.81% (b)(c)	55,979,500	55,980
TOTAL MONEY MARKET FUNDS (Cost $132,355)		132,355
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $8,015,858)		9,260,084
NET OTHER ASSETS - (0.7)%		(63,327)
NET ASSETS - 100%		$ 9,196,757
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
GeneProt, Inc. Series A	7/7/00	$ 3,866
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,602
Fidelity Securities Lending Cash Central Fund	1,107
Total	$ 2,709
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aspen Technology, Inc.	$ -	$ 25,138	$ -	$ -	$ 28,058
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $8,038,134,000. Net unrealized appreciation aggregated $1,221,950,000, of which $1,392,487,000 related to appreciated investment securities and $170,537,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Growth & Income II
Portfolio

March 31, 2006

1.799848.102

GII-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
CONSUMER DISCRETIONARY - 8.8%
Automobiles - 0.2%
General Motors Corp. (d)	15,000	$ 319,050
Hotels, Restaurants & Leisure - 1.1%
Ctrip.com International Ltd. sponsored ADR	2,000	165,400
Sonic Corp. (a)	21,100	741,243
Starbucks Corp. (a)	22,100	831,844
Wynn Resorts Ltd. (a)	4,106	315,546
		2,054,033
Household Durables - 0.4%
Sharp Corp.	49,000	867,901
Media - 1.8%
Clear Channel Communications, Inc.	10,000	290,100
E.W. Scripps Co. Class A	14,800	661,708
Lamar Advertising Co. Class A (a)	8,700	457,794
News Corp. Class B (d)	54,900	964,044
The Walt Disney Co.	17,500	488,075
Time Warner, Inc.	16,100	270,319
Univision Communications, Inc. Class A (a)	11,300	389,511
		3,521,551
Multiline Retail - 1.7%
JCPenney Co., Inc.	9,900	598,059
Kohl's Corp. (a)	12,400	657,324
Target Corp.	37,600	1,955,576
		3,210,959
Specialty Retail - 3.6%
Bed Bath & Beyond, Inc. (a)	14,900	572,160
Best Buy Co., Inc.	23,800	1,331,134
Esprit Holdings Ltd.	33,500	260,776
Home Depot, Inc.	31,500	1,332,450
Lowe's Companies, Inc. (d)	12,200	786,168
PETsMART, Inc.	18,800	529,032
Staples, Inc.	47,743	1,218,401
Tiffany & Co., Inc.	14,300	536,822
TJX Companies, Inc.	15,300	379,746
		6,946,689
Textiles, Apparel & Luxury Goods - 0.0%
Liz Claiborne, Inc.	2,000	81,960
TOTAL CONSUMER DISCRETIONARY		17,002,143
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 4.9%
Beverages - 1.0%
PepsiCo, Inc.	32,600	$ 1,883,954
Food & Staples Retailing - 0.9%
CVS Corp.	40,300	1,203,761
Safeway, Inc.	9,400	236,128
Sysco Corp.	9,400	301,270
		1,741,159
Food Products - 0.7%
Nestle SA sponsored ADR	18,700	1,353,880
Household Products - 1.1%
Colgate-Palmolive Co.	38,800	2,215,480
Procter & Gamble Co.	200	11,524
		2,227,004
Tobacco - 1.2%
Altria Group, Inc.	31,730	2,248,388
TOTAL CONSUMER STAPLES		9,454,385
ENERGY - 9.0%
Energy Equipment & Services - 4.4%
Cooper Cameron Corp. (a)	37,400	1,648,592
ENSCO International, Inc.	16,200	833,490
Halliburton Co.	40,200	2,935,404
Schlumberger Ltd. (NY Shares)	17,900	2,265,603
Smith International, Inc.	20,700	806,472
		8,489,561
Oil, Gas & Consumable Fuels - 4.6%
ConocoPhillips	33,000	2,083,950
Exxon Mobil Corp.	72,500	4,412,350
Peabody Energy Corp.	22,400	1,129,184
Valero Energy Corp.	19,000	1,135,820
		8,761,304
TOTAL ENERGY		17,250,865
FINANCIALS - 18.3%
Capital Markets - 3.4%
Ameriprise Financial, Inc.	16,000	720,960
Charles Schwab Corp.	26,500	456,065
Franklin Resources, Inc.	4,400	414,656
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.	4,400	$ 690,624
Investors Financial Services Corp.	13,100	613,997
Merrill Lynch & Co., Inc.	10,500	826,980
Nomura Holdings, Inc. sponsored ADR	33,600	744,912
State Street Corp.	26,500	1,601,395
TD Ameritrade Holding Corp.	19,000	396,530
		6,466,119
Commercial Banks - 4.5%
Bank of America Corp.	65,000	2,960,100
Mitsui Trust Holdings, Inc.	15,000	219,301
Mizuho Financial Group, Inc.	11	89,989
Nishi-Nippon City Bank Ltd.	25,000	136,346
Standard Chartered PLC (United Kingdom)	27,900	694,040
Sumitomo Mitsui Financial Group, Inc.	39	430,701
Wachovia Corp.	35,300	1,978,565
Wells Fargo & Co.	34,500	2,203,515
		8,712,557
Consumer Finance - 1.3%
American Express Co.	22,800	1,198,140
Capital One Financial Corp.	16,500	1,328,580
		2,526,720
Diversified Financial Services - 0.3%
Citigroup, Inc.	7,200	340,056
NETeller PLC (a)	17,100	217,591
		557,647
Insurance - 6.7%
AFLAC, Inc.	6,500	293,345
American International Group, Inc.	79,830	5,275,965
Berkshire Hathaway, Inc. Class A (a)	8	722,800
Endurance Specialty Holdings Ltd.	6,997	227,752
Everest Re Group Ltd.	8,000	746,960
Fidelity National Financial, Inc.	22,300	792,319
Fidelity National Title Group, Inc. Class A (d)	8,200	186,714
Hartford Financial Services Group, Inc.	18,200	1,466,010
Lincoln National Corp.	5,000	272,950
National Financial Partners Corp.	11,700	661,284
PartnerRe Ltd.	3,100	192,479
Prudential Financial, Inc.	13,300	1,008,273
PXRE Group Ltd.	14,400	47,088
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
W.R. Berkley Corp.	10,400	$ 603,824
XL Capital Ltd. Class A	5,700	365,427
		12,863,190
Real Estate - 0.4%
Equity Residential (SBI)	12,100	566,159
Vornado Realty Trust	1,900	182,400
		748,559
Thrifts & Mortgage Finance - 1.7%
Countrywide Financial Corp.	6,200	227,540
Freddie Mac	16,300	994,300
Golden West Financial Corp., Delaware	18,000	1,222,200
Hudson City Bancorp, Inc.	48,100	639,249
Washington Mutual, Inc.	5,200	221,624
		3,304,913
TOTAL FINANCIALS		35,179,705
HEALTH CARE - 16.6%
Biotechnology - 3.7%
Affymetrix, Inc. (a)	20,800	684,944
Alexion Pharmaceuticals, Inc. (a)	1,500	53,130
Amgen, Inc. (a)	22,200	1,615,050
Biogen Idec, Inc. (a)	9,600	452,160
Cephalon, Inc. (a)	4,900	295,225
Charles River Laboratories International, Inc. (a)	11,700	573,534
Genentech, Inc. (a)	4,400	371,844
Gilead Sciences, Inc. (a)	10,100	628,422
Invitrogen Corp. (a)	16,900	1,185,197
MedImmune, Inc. (a)	7,000	256,060
PDL BioPharma, Inc. (a)	28,800	944,640
		7,060,206
Health Care Equipment & Supplies - 2.4%
Alcon, Inc.	3,300	344,058
Baxter International, Inc.	27,300	1,059,513
Becton, Dickinson & Co.	16,700	1,028,386
Boston Scientific Corp. (a)	4,600	106,030
C.R. Bard, Inc.	4,700	318,707
Cooper Companies, Inc.	9,700	524,091
DJ Orthopedics, Inc. (a)	8,800	349,888
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Millipore Corp. (a)	3,300	$ 241,098
St. Jude Medical, Inc. (a)	7,030	288,230
Waters Corp. (a)	8,900	384,035
		4,644,036
Health Care Providers & Services - 4.0%
Aetna, Inc.	25,800	1,267,812
American Retirement Corp. (a)	7,200	184,464
Brookdale Senior Living, Inc.	2,100	79,275
Cardinal Health, Inc.	9,000	670,680
Chemed Corp.	1,100	65,274
Emdeon Corp. (a)	21,900	236,520
Healthways, Inc. (a)	5,800	295,452
Henry Schein, Inc. (a)	16,400	784,904
I-trax, Inc. (a)(d)	29,000	98,310
IMS Health, Inc.	11,600	298,932
UnitedHealth Group, Inc.	67,500	3,770,550
		7,752,173
Pharmaceuticals - 6.5%
Johnson & Johnson	81,800	4,844,196
Merck & Co., Inc.	10,100	355,823
Novartis AG sponsored ADR	13,500	748,440
Pfizer, Inc.	96,100	2,394,812
Roche Holding AG (participation certificate)	7,366	1,096,595
Sepracor, Inc. (a)	7,000	341,670
Teva Pharmaceutical Industries Ltd. sponsored ADR	14,000	576,520
Wyeth	45,400	2,202,808
		12,560,864
TOTAL HEALTH CARE		32,017,279
INDUSTRIALS - 14.4%
Aerospace & Defense - 3.7%
Aviall, Inc. (a)	32,600	1,241,408
EDO Corp.	20,600	635,510
Honeywell International, Inc.	44,500	1,903,265
The Boeing Co.	7,300	568,889
United Technologies Corp.	48,100	2,788,357
		7,137,429
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.8%
Expeditors International of Washington, Inc.	2,446	$ 211,310
FedEx Corp.	10,800	1,219,752
		1,431,062
Airlines - 0.4%
Southwest Airlines Co.	19,000	341,810
UAL Corp. (a)	11,100	443,223
		785,033
Commercial Services & Supplies - 0.4%
Aramark Corp. Class B	10,600	313,124
Robert Half International, Inc.	7,000	270,270
Services Acquisition Corp. International (a)(d)	18,400	188,048
		771,442
Construction & Engineering - 0.9%
McDermott International, Inc. (a)	32,600	1,775,070
Electrical Equipment - 0.2%
Evergreen Solar, Inc. (a)	7,000	107,800
Suntech Power Holdings Co. Ltd. sponsored ADR	7,400	273,726
		381,526
Industrial Conglomerates - 5.0%
3M Co.	4,100	310,329
General Electric Co.	257,900	8,969,762
Tyco International Ltd.	11,000	295,680
		9,575,771
Machinery - 1.5%
Danaher Corp.	14,600	927,830
Deere & Co.	17,200	1,359,660
Pentair, Inc.	15,400	627,550
		2,915,040
Road & Rail - 1.5%
Laidlaw International, Inc.	19,400	527,680
Landstar System, Inc.	9,000	397,080
Norfolk Southern Corp.	36,400	1,968,148
		2,892,908
Transportation Infrastructure - 0.0%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	2,000	63,900
TOTAL INDUSTRIALS		27,729,181
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 5.0%
Alcatel SA sponsored ADR (a)	25,200	$ 388,080
Cisco Systems, Inc. (a)	128,200	2,778,094
Comverse Technology, Inc. (a)	12,600	296,478
Corning, Inc. (a)	63,100	1,698,021
Juniper Networks, Inc. (a)	22,900	437,848
Lucent Technologies, Inc. (a)	197,700	602,985
Motorola, Inc.	32,200	737,702
Nortel Networks Corp. (a)	158,000	481,921
QUALCOMM, Inc.	33,700	1,705,557
Research In Motion Ltd. (a)	6,700	568,720
		9,695,406
Computers & Peripherals - 2.5%
Apple Computer, Inc. (a)	23,400	1,467,648
Dell, Inc. (a)	17,600	523,776
EMC Corp. (a)	129,100	1,759,633
Hewlett-Packard Co.	21,300	700,770
Sun Microsystems, Inc. (a)	76,500	392,445
		4,844,272
Electronic Equipment & Instruments - 0.7%
Agilent Technologies, Inc. (a)	35,694	1,340,310
Internet Software & Services - 2.1%
eBay, Inc. (a)	22,300	871,038
Google, Inc. Class A (sub. vtg.) (a)	4,900	1,911,000
Homestore, Inc. (a)	11,000	72,160
Yahoo!, Inc. (a)	34,000	1,096,840
		3,951,038
IT Services - 0.9%
First Data Corp.	21,500	1,006,630
Paychex, Inc.	17,200	716,552
		1,723,182
Semiconductors & Semiconductor Equipment - 2.1%
Altera Corp. (a)	23,000	474,720
Analog Devices, Inc.	12,100	463,309
Applied Materials, Inc.	66,018	1,155,975
ASML Holding NV (NY Shares) (a)	100	2,037
Freescale Semiconductor, Inc. Class A (a)	16,200	450,522
Intel Corp.	100	1,935
Lam Research Corp. (a)	5,800	249,400
Microchip Technology, Inc.	10,800	392,040
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
National Semiconductor Corp.	25,500	$ 709,920
Teradyne, Inc. (a)	9,300	144,243
		4,044,101
Software - 5.9%
Adobe Systems, Inc.	3,400	118,728
BEA Systems, Inc. (a)	30,500	400,465
Cognos, Inc. (a)	10,300	400,687
FileNET Corp. (a)	2,200	59,444
Microsoft Corp.	345,600	9,403,777
Oracle Corp. (a)	36,500	499,685
Symantec Corp. (a)	29,400	494,802
		11,377,588
TOTAL INFORMATION TECHNOLOGY		36,975,897
MATERIALS - 3.0%
Chemicals - 2.1%
Ashland, Inc.	19,700	1,400,276
Monsanto Co.	11,300	957,675
Praxair, Inc.	29,300	1,615,895
		3,973,846
Containers & Packaging - 0.4%
Owens-Illinois, Inc. (a)	24,300	422,091
Smurfit-Stone Container Corp. (a)	27,000	366,390
		788,481
Metals & Mining - 0.5%
Alcoa, Inc.	23,400	715,104
Newmont Mining Corp.	5,700	295,773
		1,010,877
TOTAL MATERIALS		5,773,204
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	48,600	1,314,144
Qwest Communications International, Inc. (a)	94,400	641,920
Verizon Communications, Inc.	13,900	473,434
		2,429,498
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.9%
Nextel Partners, Inc. Class A (a)	21,200	$ 600,384
Sprint Nextel Corp.	41,541	1,073,419
		1,673,803
TOTAL TELECOMMUNICATION SERVICES		4,103,301
UTILITIES - 0.6%
Independent Power Producers & Energy Traders - 0.2%
TXU Corp.	9,600	429,696
Multi-Utilities - 0.4%
Public Service Enterprise Group, Inc.	12,500	800,500
TOTAL UTILITIES		1,230,196
TOTAL COMMON STOCKS (Cost $171,696,511)		186,716,156
Money Market Funds - 4.6%

Fidelity Cash Central Fund, 4.77% (b)	6,353,108	6,353,108
Fidelity Securities Lending Cash Central Fund, 4.81% (b)(c)	2,503,325	2,503,325
TOTAL MONEY MARKET FUNDS (Cost $8,856,433)		8,856,433
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $180,552,944)		195,572,589
NET OTHER ASSETS - (1.5)%		(2,816,838)
NET ASSETS - 100%		$ 192,755,751
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 160,536
Fidelity Securities Lending Cash Central Fund	3,932
Total	$ 164,468
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $181,462,294. Net unrealized appreciation aggregated $14,110,295, of which $18,095,463 related to appreciated investment securities and $3,985,168 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 19, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	May 19, 2006